Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000224285 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224285 | 2046-08-15,Morgan Stanley Bank of America Merrill Lynch Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224285 | 2043-09-15,Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224285 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224285 | 2037-09-19,Galleria CDO V Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | 2053-08-01,Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224285 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224285 | 2028-01-10,United Auto Credit Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224285 | 2036-11-29,Morgan Stanley Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224285 | 2036-08-31,Morgan Stanley Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224285 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224285 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224285 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224285 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224285 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224285 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224285 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224285 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224285 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224285 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224285 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224285 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224285 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224285 | CMO
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000224285 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000224285 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	82.40%
C000224285 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	16.30%
C000224285 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	0.20%
C000224285 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000224286 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224286 | 2046-08-15,Morgan Stanley Bank of America Merrill Lynch Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224286 | 2043-09-15,Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224286 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224286 | 2037-09-19,Galleria CDO V Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | 2053-08-01,Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224286 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224286 | 2028-01-10,United Auto Credit Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224286 | 2036-11-29,Morgan Stanley Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224286 | 2036-08-31,Morgan Stanley Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224286 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224286 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224286 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224286 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224286 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224286 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224286 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224286 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224286 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224286 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224286 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224286 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224286 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224286 | CMO
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000224286 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000224286 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	82.40%
C000224286 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	16.30%
C000224286 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	0.20%
C000224286 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000224288 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224288 | 2046-08-15,Morgan Stanley Bank of America Merrill Lynch Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224288 | 2043-09-15,Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224288 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224288 | 2037-09-19,Galleria CDO V Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | 2053-08-01,Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224288 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224288 | 2028-01-10,United Auto Credit Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224288 | 2036-11-29,Morgan Stanley Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224288 | 2036-08-31,Morgan Stanley Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224288 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224288 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224288 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224288 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224288 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224288 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224288 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224288 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224288 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224288 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224288 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224288 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224288 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224288 | CMO
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000224288 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000224288 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	82.40%
C000224288 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	16.30%
C000224288 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	0.20%
C000224288 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000224287 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224287 | 2046-08-15,Morgan Stanley Bank of America Merrill Lynch Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224287 | 2043-09-15,Benchmark Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224287 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224287 | 2037-09-19,Galleria CDO V Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | 2053-08-01,Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224287 | 2030-04-30,Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224287 | 2028-01-10,United Auto Credit Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224287 | 2036-11-29,Morgan Stanley Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224287 | 2036-08-31,Morgan Stanley Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224287 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224287 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224287 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224287 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224287 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224287 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224287 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224287 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224287 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224287 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224287 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224287 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224287 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224287 | CMO
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000224287 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000224287 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	82.40%
C000224287 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	16.30%
C000224287 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	0.20%
C000224287 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.10%